Unaudited Pro Forma Condensed Consolidated Statements of Financial Position $ in Thousands	Jun. 30, 2022 USD ($)
Current assets
Cash and cash equivalents (including restricted cash)	$ 19,586
Prepaid expenses and other receivables	1,948
Total current asset	21,534
Long-term assets
Investment in associate	1,613
Investments in private companies	7,409
Goodwill	44,828
In-process research and development	145,422
Other assets	36
Total assets	220,842
Current liabilities
Accounts payable and accrued liabilities	3,481
Warrant liabilities	32
Notes payable
Total current liabilities	3,513
Non-current liabilities
Deferred tax liability	25,893
Deferred purchase consideration	8,538
Total non-current liabilities	34,431
Total liabilities	37,944
Shareholders’ Equity
Capital stock	176,354
Stock option reserve	18,104
Accumulated other comprehensive income	958
Accumulated deficit	(56,851)
Total equity attributed to owners of the Company	138,565
Non-controlling interest	44,333
Total equity	182,898
Total liabilities and equity	220,842
Portage [Member]
Current assets
Cash and cash equivalents (including restricted cash)	21,176
Prepaid expenses and other receivables	1,932
Total current asset	23,108
Long-term assets
Investment in associate	1,613
Investments in private companies	7,409
Goodwill	43,324
In-process research and development	117,388
Other assets	36
Total assets	192,878
Current liabilities
Accounts payable and accrued liabilities	1,938
Warrant liabilities	32
Notes payable
Total current liabilities	1,970
Non-current liabilities
Deferred tax liability	25,893
Deferred purchase consideration
Total non-current liabilities	25,893
Total liabilities	27,863
Shareholders’ Equity
Capital stock	158,354
Stock option reserve	18,104
Accumulated other comprehensive income	958
Accumulated deficit	(56,734)
Total equity attributed to owners of the Company	120,682
Non-controlling interest	44,333
Total equity	165,015
Total liabilities and equity	192,878
Tarus [Member]
Current assets
Cash and cash equivalents (including restricted cash)	410
Prepaid expenses and other receivables	16
Total current asset	426
Long-term assets
Investment in associate
Investments in private companies
Goodwill
In-process research and development
Other assets
Total assets	426
Current liabilities
Accounts payable and accrued liabilities	1,393
Warrant liabilities
Notes payable	2,000
Total current liabilities	3,393
Non-current liabilities
Deferred tax liability
Deferred purchase consideration
Total non-current liabilities
Total liabilities	3,393
Shareholders’ Equity
Capital stock	9,958
Stock option reserve
Accumulated other comprehensive income
Accumulated deficit	(12,925)
Total equity attributed to owners of the Company	(2,967)
Non-controlling interest
Total equity	(2,967)
Total liabilities and equity	426
Adjustments [Member]
Current assets
Cash and cash equivalents (including restricted cash)	(2,000)	[1]
Total current asset	(2,000)
Long-term assets
Investment in associate
Investments in private companies
Goodwill	1,504	[2]
In-process research and development	28,034	[2]
Other assets
Total assets	27,538
Current liabilities
Accounts payable and accrued liabilities	150	[2]
Warrant liabilities
Notes payable	(2,000)	[1]
Total current liabilities	(1,850)
Non-current liabilities
Deferred tax liability
Deferred purchase consideration	8,538	[2]
Total non-current liabilities	8,538
Total liabilities	6,688
Shareholders’ Equity
Capital stock	8,042	[2]
Stock option reserve
Accumulated other comprehensive income
Accumulated deficit	12,808	[2]
Total equity attributed to owners of the Company	20,850
Non-controlling interest
Total equity	20,850
Total liabilities and equity	$ 27,538

[1]	Adjustment reflects the paydown of outstanding debt at closing on transaction.
[2]	Reflects the fair value of consideration for Tarus, described more fully below. The components of the consideration are described below. The Company issued $18M shares valued based on the 60-day Volume Weighted Average Price per share, assumed $3M of debt ($2M paid at closing) and recorded the fair value of certain milestone payments as deferred purchase consideration, determined in the valuation of identifiable intangible assets.